Document And Entity Information	Nov. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	HealthStream, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 02, 2026
Entity, Incorporation, State or Country Code	TN
Entity, File Number	000-27701
Entity, Tax Identification Number	62-1443555
Entity, Address, Address Line One	500 11th Avenue North
Entity, Address, Address Line Two	Suite 850
Entity, Address, City or Town	Nashville
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	301-3100
Title of 12(b) Security	Common Stock
Trading Symbol	HSTM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001095565